Annual Operating Expenses - FidelityAdvisorNewInsightsFund-AMCIZPRO - FidelityAdvisorNewInsightsFund-AMCIZPRO - Fidelity Advisor New Insights Fund	Mar. 01, 2025
Fidelity Advisor New Insights Fund - Class A
Operating Expenses:
Management fee	0.64%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	0.90%
Fidelity Advisor New Insights Fund - Class C
Operating Expenses:
Management fee	0.64%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[1]
Total annual operating expenses	1.65%
Fidelity Advisor New Insights Fund - Class M
Operating Expenses:
Management fee	0.64%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[1]
Total annual operating expenses	1.15%
Fidelity Advisor New Insights Fund - Class I
Operating Expenses:
Management fee	0.64%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.65%
Fidelity Advisor New Insights Fund - Class Z
Operating Expenses:
Management fee	0.52%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.53%

[1]	B Adjusted to reflect current fees.
[2]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17%, 0.17%, 0.18%, 0.17%, and 0.05% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.